2. Summary of significant accounting policies	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies

(a)           Basis of Consolidation

The consolidated financial statements include the accounts of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation, are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that certain retail shops established in the PRC qualified as variable interest entities as defined in ASC 810-10. The retail shops are principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of these retail shops and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in these retail shops and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shops’ residual returns. Total assets and liabilities of these consolidated VIEs total US$12,968 and US$1,388, as of December 31, 2014 and US$5,182 and US$4,744, as of December 31, 2013, respectively. The cumulative losses on consolidating these VIEs in the Group’s consolidated statement of income in 2014 were US$330,299 (2013: losses of US$302,893 and 2012: losses of US$275,232), including taxes of US$1,046 (2013: US$1,018 and 2012: US$1,262). The assets of the entities consist mainly of cash and bank balances, trade and other receivables, inventories and property, plant and equipment. The creditors of these VIEs do not have a recourse to the general credit of the Group. The Group will provide for all necessary financing for the VIEs.

(b)           Subsidiaries and affiliates

A subsidiary is a company in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders

Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for using the equity method of accounting.

(c)            Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company recognises revenue when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognised upon completion of installation. Revenue earned from customer support services, which represents a minor percentage of total revenues, is recognised when such services are provided.

Revenues and profits in long term fixed price contracts or engineering income are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts. This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

(d)           Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$631,000, US$427,000 and US$930,000 for the years ended December 31, 2014, 2013 and 2012 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e)            Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$44,000, US$12,000 and US$21,000 for the years December 31, 2014, 2013 and 2012 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(f)            Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2014, 2013 and 2012.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

(g)           Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and demand deposits with banks.

(h)           Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers. The amount is expected to be released within one year after the balance sheet date.

(i)            Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(j)            Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

(k)          Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

(l)            Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present.  Reviews are regularly performed to determine whether the carrying value of assets is impaired.  The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets.  An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell.  Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2014.

(m)          Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

(n)           Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present.

The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

(o)           Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

(p)           Derivative Instruments and Hedging Activities

ASC 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss). If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company measured the fair value of the contracts in accordance with ASC No. 820, "Fair Value Measurement and Disclosure" ("ASC 820") at Level 2. Level 2- includes other inputs that are directly or indirectly observable in the marketplace. As of December 31, 2014 the Group does not have any open contracts.

(q)           Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

(r)           Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

(s)           Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

(t)            Stock-based Compensation

The Group accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Group recognizes compensation expenses for the value of its awards, based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

(u)           Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

(v)            Related Parties

Related parties are affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(w)           Segment Information

The Company’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting. The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Company’s reportable segments. The Company categorises its operations into two business segments: Trading and manufacturing, and Engineering.

(x)           Recent Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. Early adoption is permitted but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 – Revenue from Contracts with Customers, that will supersede virtually all of the existing revenue recognition guidance in US GAAP and is effective for annual periods beginning on or after December 15, 2016. Early adoption is not permitted. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer. The standard’s requirements will also apply to the sale of some non-financial assets that are not part of the entity’s ordinary activities. Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of assessing the impact of the new standard on Company’s financial position.

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15 – Presentation of Financial Statements—Going Concern. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

In January 2015, the FASB issued ASU No. 2015-01 “Income Statement—Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. The concept of extraordinary items is removed and instead items that are both unusual in nature and infrequently occurring should be presented within income from continuing operations or disclosed in notes to financial statements because those items satisfy the conditions for an item that is unusual in nature or infrequently occurring. The new accounting guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early application is permitted. Companies have the option to apply the amendments of ASU No. 2015-01 either prospectively or retrospectively.

ZHEJIANG TIANLAN
Summary of significant accounting policies

(a)           Basis of Consolidation

The consolidated financial statements include the accounts of Zhejiang Tianlan Environmental Protection Technology Company Limited and its subsidiaries (the “Group”).  In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

(b)           Subsidiaries

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

(c)           Revenue Recognition

The Group’s main source of revenue is the construction and installation services of environmental protection equipment for flue gas desulphurization, dust removal and flue gas denitration. Revenues are recorded under the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition — Construction-Type and Production-Type Contracts. This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

(d)           Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB21,796,000, RMB15,018,000 and RMB14,890,000 for the years ended December 31, 2014, 2013 and 2012 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e)           Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB11,000, RMB25,000 and RMB26,000 for the years December 31, 2014, 2013 and 2012 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(f)           Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC-740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2014, 2013 and 2012.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

 (g)           Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and demand deposits with banks.

(h)           Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

According to construction contracts signed with the customers, an amount ranged from 5%-20% of contract sum will only be receivable one year after the final inspection report issued by relevant department of Ministry of Environmental Protection. As of December 31, 2014, accounts receivable in more than one year amounted to RMB 46,144,000 (2013: RMB 52,272,000 and 2012: RMB 12,719,000).

(i)           Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

(j)           Property, Plant and Equipment and Land Use Right

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Land in the PRC is owned by the PRC government.  The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time.  Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	Over terms of the leases
Office premises	47-50 years, with 5% residual value
Leasehold improvements	over terms of the leases or the useful lives whichever is less, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value
Furniture, fixtures and office equipment	3 to 5 years, with 5% residual value
Motor vehicles	1 to 8 years, with 5% residual value

(k)           Intangible Assets

The Company amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Company is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

(l)           Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2013.

(m)           Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China.  No present or future obligation arises from the receipt of such amount.

(n)           Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

(o)           Foreign Currency Translation

The Group maintains its books and records in Chinese Renminbi (“functional currency”). Foreign currency transactions during the year are translated into the functional currency at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur.

(p)           Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income, in the consolidated statement of changes in shareholders’ equity.

(q)           Share capital

Paid in capital refers to the registered capital paid-up by the shareholders of the Company.

On August 30, 2011, the Company changed from a sino-foreign joint venture enterprise to a limited company by shares of 60,000,000 shares of RMB1 by converting the registered capital and part of the retained earnings. The remaining balance of the retained earnings were reclassified as capital reserve.

On September 12, 2011, 1,200,000 shares of RMB1 were issued at RMB5 per shares.

At the year end of December 31, 2014 and 2013, there were 61,200,000 shares were issued.

(r)           Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

(s)           Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(t)           Recent Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. Early adoption is permitted but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 – Revenue from Contracts with Customers, that will supersede virtually all of the existing revenue recognition guidance in US GAAP and is effective for annual periods beginning on or after December 15, 2016. Early adoption is not permitted. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer. The standard’s requirements will also apply to the sale of some non-financial assets that are not part of the entity’s ordinary activities. Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of assessing the impact of the new standard on Company’s financial position.

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15 – Presentation of Financial Statements—Going Concern. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

In January 2015, the FASB issued ASU No. 2015-01 “Income Statement—Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. The concept of extraordinary items is removed and instead items that are both unusual in nature and infrequently occurring should be presented within income from continuing operations or disclosed in notes to financial statements because those items satisfy the conditions for an item that is unusual in nature or infrequently occurring. The new accounting guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early application is permitted. Companies have the option to apply the amendments of ASU No. 2015-01 either prospectively or retrospectively.

ZHEJIANG JIAHUAN
Summary of significant accounting policies

(a)           Basis of Consolidation

The consolidated financial statements include the accounts of Zhejiang Jiahuan Electronic Company Limited and its subsidiaries (the “Group”).  In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

(b)           Subsidiaries

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

(c)           Revenue Recognition

Revenue from sale of automatic control systems, electric voltage control equipment, environmental equipment, and solar and wind power equipment is recognized when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognized upon completion of installation.

(d)           Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB4,981,000 and RMB3,893,000 for the years ended December 31, 2014 and 2013 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e)           Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC-740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2014, 2013 and 2012.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

(f)           Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and demand deposits with banks.

(g)           Investments

Investments comprise marketable securities which are classified as available-for-sale securities and are carried at fair value with unrealized gains and losses, et of taxes, reported as a separate component of shareholders’ equity (deficit). The Company determines any realized gains or losses on the sale of marketable securities on a specific identification method, and records such gains and losses as a component of other income (expense), net in the consolidated statement of income.

(h)           Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(i)           Inventories

Inventories are stated at the lower of cost or market determined using the first-in, first-out method. Costs included purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Provision is made for obsolete, slow moving or defective items, where appropriate.

(j)           Property, Plant and Equipment and Land Use Right

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred.

Land in the PRC is owned by the PRC government.  The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time.  Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use right.

Construction in progress is stated at cost less impairment losses. Cost comprises direct costs of construction as well as borrowing costs capitalized during the periods of construction and installation. Capitalisation of these costs creases and the construction in progress is transferred to the appropriate class of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided for in respect of construction in progress until it is completed and read for its intended use.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	50 years
Buildings	20 years
Plant and machinery	5 to 20 years
Office equipment	3 to 10 years
Motor vehicles	5 to 10 years

(k)           Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2014, December 31, 2013 and December 31, 2012.

(l)           Foreign Currency Translation

The Group maintains its books and records in Chinese Renminbi (“functional currency”). Foreign currency transactions during the year are translated into the functional currency at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur.

(m)           Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income, in the consolidated statement of changes in shareholders’ equity.

(n)           Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

(o)           Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(p)           Recent Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. Early adoption is permitted but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 – Revenue from Contracts with Customers, that will supersede virtually all of the existing revenue recognition guidance in US GAAP and is effective for annual periods beginning on or after December 15, 2016. Early adoption is not permitted. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer. The standard’s requirements will also apply to the sale of some non-financial assets that are not part of the entity’s ordinary activities. Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of assessing the impact of the new standard on Company’s financial position.

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15 – Presentation of Financial Statements—Going Concern. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

In January 2015, the FASB issued ASU No. 2015-01 “Income Statement—Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. The concept of extraordinary items is removed and instead items that are both unusual in nature and infrequently occurring should be presented within income from continuing operations or disclosed in notes to financial statements because those items satisfy the conditions for an item that is unusual in nature or infrequently occurring. The new accounting guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early application is permitted. Companies have the option to apply the amendments of ASU No. 2015-01 either prospectively or retrospectively.